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[ROPES & GRAY LETTERHEAD]



January 10, 2005                                      Daniel B. Adams
                                                      (617) 951-7788
                                                      daniel.adams@ropesgray.com

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention: Larry Greene

        Re:    WM Trust II (the "Trust")
        File Nos. 811-05775 and 033-27489

Dear Mr. Greene:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) Rule 14a-6(b) under the Securities Exchange Act of 1934 and (2) Rule 101(a)(1)(iii) of Regulation S-T, for use in connection with a special meeting of shareholders of the Growth Fund, a series of the Trust (the "Fund"), are the definitive proxy statement, the definitive form of proxy and other definitive additional materials.

This letter also sets forth the Trust's responses to the staff's comments, given to me telephonically on December 17, 2004, with respect to the Fund's preliminary proxy statement filed on December 13, 2004 (the "Preliminary Proxy"). For your convenience, I have summarized each comment before the response.

The special meeting of shareholders is scheduled for February 3, 2005. The Trust expects to begin mailing the proxy materials to shareholders on or about January 10, 2005.

1.      PLEASE SUBMIT A COVER LETTER WITH SUBSEQUENT FILINGS.

        RESPONSE TO COMMENT 1

        The Trust intends to submit cover letters with subsequent filings.

2. PLEASE CONFIRM THAT THE PROXY STATEMENT STATES THE VOTE REQUIRED FOR APPROVAL OF THE PROPOSAL.



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Securities and Exchange Commission  - 2 -                       January 10, 2005


        RESPONSE TO COMMENT 2

        The second paragraph from the bottom of page 8 of the Preliminary Proxy states:

               Approval of the Proposed Agreement requires the vote of a majority of the outstanding voting securities as defined in the 1940 Act. A "majority of the outstanding voting securities," as defined in the 1940 Act, means the lesser of (1) 67% of the shares of the Fund represented at the Meeting, if more than 50% of the shares of the Fund are represented at the Meeting, or (2) more than 50% of the outstanding shares of the Fund.

3. THE LANGUAGE IN THE LAST PARAGRAPH OF SECTION I OF THE PRELIMINARY PROXY SEEMS TO INDICATE THAT A FEE WILL BE PAID TO WM ADVISORS, INC. (THE "ADVISOR") IN EXCESS OF THE FEE DUE TO THE ADVISOR PURSUANT TO ITS AGREEMENT WITH THE FUND. PLEASE CLARIFY SUPPLEMENTALLY.

        RESPONSE TO COMMENT 3

        The language in question states that the Advisor is entitled to the excess, if any, of (i) the fee set forth in the agreement between the Advisor and the Fund over (ii) the fees paid by the Fund to the Fund's sub-advisors. The described arrangement provides that the Advisor is entitled to a fee only if and to the extent that the aggregate amount of fees paid to the Fund's sub-advisors is less than the fee otherwise payable to the Advisor pursuant to its agreement with the Fund.

4. THE SECOND FULL PARAGRAPH ON PAGE 8 OF THE PRELIMINARY PROXY STATES THAT, FOR PURPOSES OF CALCULATING FEES, THE ASSETS OF THE FUND WILL BE AGGREGATED WITH THE ASSETS OF THE WM VARIABLE TRUST GROWTH FUND SERIES. PLEASE CONFIRM SUPPLEMENTALLY THAT THIS FUND MIRRORS THE FUND AND THAT THIS FEE ARRANGEMENT EXISTED WITH THE FUND'S FORMER SUB-ADVISOR.

        RESPONSE TO COMMENT 4

        The Trust confirms to the staff that the WM Variable Trust Growth Fund is managed together with the Fund and that the fee arrangement described in the referenced paragraph existed with the Fund's former sub-advisor.

5.      WILL THE FUND'S FEES CHANGE AS A RESULT OF THE NEW SUB-ADVISOR?

        RESPONSE TO COMMENT 5

        The Fund's fees will not change as a result of the new sub-advisor. As described in the Trust's response to Comment 3, the change in fees paid to the new sub-advisor of the



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Securities and Exchange Commission  - 3 -                       January 10, 2005


        Fund will be offset by a change in the fees paid by the Fund to the Advisor, with no change in the overall fees paid by the Fund.

6. WHAT IS MEANT BY THE REFERENCE TO A "SLEEVE" DESCRIBED IN THE LAST PARAGRAPH ON PAGE 14 OF THE PRELIMINARY PROXY?

        RESPONSE TO COMMENT 6

        The use of "sleeve" in the referenced paragraph has been replaced with "portion."

7. PLEASE CONFIRM SUPPLEMENTALLY THAT THE AGGREGATE FEES DESCRIBED UNDER THE HEADING "CURRENT SUB-ADVISORY AGREEMENTS" ON PAGE 17 OF THE PRELIMINARY PROXY INCLUDES ONLY FEES PAID BY THE FUND.

        RESPONSE TO COMMENT 7

        The Trust confirms that the aggregate fees disclosed in the referenced paragraph include only fees paid by the Fund.

8. PLEASE EXPLAIN WHAT IS MEANT BY "PLURALITY" IN THE FIRST PARAGRAPH UNDER THE HEADING "OTHER MATTERS" ON PAGE 20 OF THE PRELIMINARY PROXY.

        RESPONSE TO COMMENT 8

        With respect to votes to adjourn the meeting, the affirmative vote of a plurality of the shares present is required because abstentions are not counted as negative votes for such proposals. As a result, in order to pass, votes in favor of adjourning the meeting must only be greater than the negative votes. This is in contrast to the tabulation of votes for the proposal or other matters that properly come before the meeting, in which cases abstentions will have the effect of a negative vote.

9. PLEASE INCLUDE DISCLOSURE AS TO THE TREATMENT OF BROKER NON-VOTES IN THE DESCRIPTION OF VOTES WITH RESPECT TO THE ADJOURNMENT OF THE MEETING IN THE FIRST PARAGRAPH UNDER THE HEADING "OTHER MATTERS" ON PAGE 20 OF THE PRELIMINARY PROXY.

        RESPONSE TO COMMENT 9

        The requested change has been made.

10. PLEASE PROVIDE THE DISCLOSURE REQUIRED BY RULE 14(A)(5)(E)(2) UNDER THE SECURITIES EXCHANGE ACT OF 1934.




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Securities and Exchange Commission  - 4 -                       January 10, 2005


        RESPONSE TO COMMENT 10

        Rule 14a-5(e)(1) requires the proxy statement to disclose, under an appropriate caption, the deadline for submitting shareholder proposals for inclusion in the registrant's proxy statement and form of proxy for the registrant's next annual meeting, calculated in the manner provided in Rule 14a-8(e) (Question 5). Because the Trust does not hold annual meetings of shareholders, the deadline is a reasonable time before the registrant begins to print and mail its proxy materials. The section of the proxy statement entitled "Shareholder Proposals at Future Meetings" has been modified to read as follows (marked to show changes):

               The Trust does not hold annual or other regular meetings of shareholders. Shareholder proposals to be presented at any future meeting of shareholders of the Trust must be received by the Trust at a reasonable time before the Trust begins to print and mail its proxy materials in order for such proposals to be considered for inclusion in the proxy materials relating to that meeting.

11. PLEASE ENSURE THAT TEXT REFLECTED IN UPPERCASE LETTERS IN THE EDGARIZED VERSION OF THE PRELIMINARY PROXY IS CALLED OUT IN THE PRINTED PROXY IN FORMS OTHER THAN UPPERCASE LETTERS.

        RESPONSE TO COMMENT 11

        The printed proxy materials will reflect this request.

                                          * * * * *

As requested, on behalf of the Trust, we acknowledge that: (i) the Securities and Exchange Commission (the "Commission") is not foreclosed from taking any action with respect to this filing; (ii) the Commission's staff's review of this filing, under delegated authority, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in this filing; and (iii) the Trust will not assert the Commission's staff's review as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. As indicated in the Commission's June 24, 2004 release regarding the public release of comment letters and responses, you are requesting such acknowledgements from all companies whose filings are being reviewed, and this request and these acknowledgements should not be construed as suggesting that there is an inquiry or investigation or other matter involving the Trust.

We hope that the foregoing has been responsive to the staff's comments. If you should have any questions about this letter or require any further information, please call the undersigned at (617) 951-7788 or Ryan C. Larrenaga at (617) 951-7893.

Very truly yours,

/s/ Daniel B. Adams
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Daniel B. Adams